Earnings Per Share (Tables)	12 Months Ended
Sep. 30, 2013
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The following table sets forth the computation of basic and diluted earnings per share:

(in millions, except per share data)	FOR THE YEARS ENDED SEPTEMBER 30,
	2013	2012	2011
Numerator:
Net earnings for basic and dilutive earnings per share	$407.0	$408.9	$261.2
Denominator:
Weighted-average shares - basic	62.1	64.9	69.6
Effect of dilutive securities:
Stock options	0.1	0.2	0.2
Restricted stock equivalents	0.7	0.6	0.5
Total dilutive securities	0.8	0.8	0.7
Weighted-average shares - diluted	62.9	65.7	70.3
Basic net earnings per share	$6.55	$6.30	$3.75
Diluted net earnings per share	$6.47	$6.22	$3.72